Income Taxes - Summary of Income Tax Expense (Benefit) (Detail) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Continuing Operations
Current	$ (255,927)	$ (820,039)	$ 1,229,229
Deferred		(21,861)	(604)
Income tax expense (benefit) from continuing operations	(255,927)	(841,900)	1,228,625
Discontinued Operations
Current			25,263
Income tax expense from discontinued operations			25,263
Total income tax expense (benefit)	$ (255,927)	$ (841,900)	$ 1,253,888